REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of geographic breakdown of revenues and breakdown of revenues by channel

	For the three months ended September 30,		For the nine months ended September 30,
In millions	2025	2024	2025	2024
Americas (1)	$574.2	$487.8	$1,434.3	$1,274.6
Greater China (2)	461.5	312.9	1,317.7	914.2
EMEA (3)	528.5	428.5	1,209.6	1,022.2
Asia Pacific (4)	192.1	124.6	503.5	336.8
Total	$1,756.3	$1,353.8	$4,465.1	$3,547.8
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(1)Consists of the United States, Canada and other countries in Latin America. Revenue generated in the United States comprised 23.2% and 26.5% of the total Company revenue for the three months ended September 30, 2025, and 2024, respectively and 22.8% and 26.6% of the total Company revenue for the nine months ended September 30, 2025, and 2024, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(2)Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 25.0% and 21.7% of the total Company revenue for the three months ended September 30, 2025, and 2024, respectively and 28.1% and 24.3% of the total Company revenue for the nine months ended September 30, 2025, and 2024, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(3)Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in France, Germany, the UK, Austria, Switzerland, Sweden, Norway, Italy and Spain. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(4)Excludes Greater China. The Company has its own sales companies in Japan, South Korea, Australia and Malaysia. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.

	For the three months ended September 30,		For the nine months ended September 30,
In millions	2025	2024	2025	2024
Wholesale
Technical Apparel	$241.4	$216.6	$566.3	$500.5
Outdoor Performance	520.4	411.7	1,062.1	892.8
Ball & Racquet Sports	272.0	245.7	780.7	720.3
	1,033.8	874.0	2,409.1	2,113.6
DTC
Technical Apparel	$441.9	$303.4	$1,289.7	$948.8
Outdoor Performance	203.1	121.9	577.5	348.4
Ball & Racquet Sports	77.5	54.5	188.8	137.0
	722.5	479.8	2,056.0	1,434.2

Total	$1,756.3	$1,353.8	$4,465.1	$3,547.8